ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

      1.   Name and address of issuer:
                THE BURNHAM FUND INC.
                1325 AVENUE OF THE AMERICAS, 17TH FLOOR
                NEW YORK, NY  10019

      2.   Name of each series or class of funds for which this notice is filed:
                SERIES                        CLASSE(S) OF SHARES
                ------                        -------------------
                The Burnham Fund Inc.         Class A, B and C

      3.   Investment Company Act File Number:
                811-994
           Securities Act File Number:
                2-17226

      4.   Last day of fiscal year for which this notice is filed:
                DECEMBER 31, 1996

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             ( )

      6.   Date of termination of issuer's declaration under rule
           24f-2(a)(1), if applicable (see Instruction A.6):
                NOT APPLICABLE

      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                0

      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                0

      9. Number and aggregate sale price of securities sold during the fiscal year:
                56,747 shares were sold for an aggregate sales price of
                $1,333,647

      10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                56,747 shares were sold for an aggregate sales price of
                $1,333,647

      11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                258,830 shares were sold for an aggregate sales price of $5,845,914

      12.  Calculation of registration fee:
           (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
                     10):
                                                  $1,333,647

           (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +5,845,914

           (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -13,059,437

           (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +0

           (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                  0

           (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                  x1/33 of 1%

           (vii)     Fee due [line (i) or line (v) multiplied by line
                     (vi)]:
                                                  0

      INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (II), (III), (IV) AND
                    (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.

      13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE
           COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR
           202.3A).
                                                                (  )

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*     /s/ Michael E. Barna
                                   ---------------------------------
                                   Michael E. Barna, Chief Financial
                                      Officer and Secretary
      Date  February 26, 1997

         * Please print the name and title of the signing officer below the signature.






                       VENABLE, BAETJER AND HOWARD, LLP
                     Including professional corporations

                    1800 Mercantile Bank & Trust Building
                              Two Hopkins Plaza
                       Baltimore Maryland 21201-2978
                     (410) 244-7400, Fax (410) 244-7742


                                              February 21, 1997


        The Burnham Fund Inc.
        1345 Avenue of the Americas
        New York, NY  10019

                  Re:  The Burnham Fund Inc.

        Ladies and Gentlemen:

                  We understand that The Burnham Fund Inc., a
        Maryland corporation (the "Fund"), is about to file a Rule 24f-2 Notice with the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration of 56,747 shares of the Fund's Common Stock, par value $.10 per share (the "Shares"), sold pursuant to Rule 24f-2 during the Fund's fiscal year ended December 31, 1996.

                  We have acted as special Maryland counsel for the Fund since its organization and are familiar with its Charter and Bylaws. We have examined the Rule 24f-2 Notice and the Prospectus and Statement of Additional Information included in the Fund's Registration Statement on Form N-1A, as amended (the "Prospectus"), and have examined and relied upon such corporate records of the Fund and other documents and certificates as to factual matters as we deem necessary for the purpose of this opinion, including a certificate of the Fund's Treasurer to the effect, among other things, that during the Fund s fiscal year ended December 31, 1996, the outstanding shares of Common Stock of each class did not, at any time, exceed the number of such shares of each such class authorized in the Fund's Charter.

                  We have also examined and relied upon a
        certificate of the Fund s Treasurer to the effect that the Fund or its authorized agent received the authorized payment for the Shares and that the Shares were issued in accordance with the terms described in the Prospectus. We have also assumed, without independent verification, the genuineness of signatures on, and the authenticity of, all documents furnished to us and the conformity of copies to the originals.

                  Based upon the foregoing, we are of the opinion that:

                  1. The Fund is a duly organized and validly existing corporation under the laws of the State of Maryland; and

                  2.   The Shares of the Fund covered by the Rule
        24f-2 Notice and registered pursuant thereto, when issued, were validly and legally issued and fully paid and nonassessable under the laws of the State of Maryland.

                  This letter expresses our opinion with respect to the Maryland General Corporation Law governing matters such as the authorization and issuance of stock. It does not extend to the securities or "Blue Sky" laws of Maryland, to federal securities laws or to other laws.

                  We consent to the filing of this opinion as an exhibit to the Fund s Rule 24f-2 Notice for the fiscal year ended December 31, 1996. In giving this consent, we do not hereby admit that we are experts with respect to any part of the Registration Statement within the meaning of the term "expert" as used in the Securities Act of 1933, as amended, or the rules and regulations of the Commission issued thereunder. This opinion may not be relied upon by any other person or for any other purpose without our prior written consent.

                               Very truly yours,

                               /s/ Venable, Baetjer and Howard, LLP